UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — 66.19%

Security description	Shares	Value ($)

Aerospace & defense — 0.11%

Hexcel Corp.*	16,100	410,067

LMI Aerospace, Inc.*	15,700	383,080

		793,147

Air freight & couriers — 1.46%

ABX Air, Inc.*	33,000	146,850

Dynamex, Inc.*	8,200	225,254

FedEx Corp.[1]	75,600	7,444,332

Ryder System, Inc.	60,300	2,614,608

		10,431,044

Auto components — 2.12%

BorgWarner, Inc.	69,300	6,695,073

Johnson Controls, Inc.	220,600	8,519,572

		15,214,645

Automobiles — 0.31%

Harley-Davidson, Inc.	45,800	2,199,316

Banks — 5.15%

Bank of New York Mellon Corp.	196,300	9,414,548

Banner Corp.	4,900	146,804

City National Corp.	29,600	1,906,832

CoBiz Financial, Inc.	2,794	45,654

Colonial BancGroup, Inc.	17,000	270,640

Columbia Banking System, Inc.	5,392	166,127

Cullen/Frost Bankers, Inc.	3,100	163,091

Fifth Third Bancorp[1]	234,038	7,000,077

PNC Financial Services Group	51,800	3,792,278

Preferred Bank	3,900	104,247

Sterling Financial Corp.	3,000	53,790

Wells Fargo & Co.[1]	425,400	13,795,722

		36,859,810

Beverages — 1.00%

Anheuser-Busch Cos., Inc.	65,600	3,458,432

Constellation Brands, Inc., Class A*	158,900	3,742,095

		7,200,527

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Biotechnology — 1.82%

Amgen, Inc.*	30,000	1,657,500

Genzyme Corp.*	120,700	9,044,051

Millennium Pharmaceuticals, Inc.1,*	145,200	2,140,248

QLT, Inc.*	33,500	165,490

		13,007,289

Building products — 1.09%

Masco Corp.	333,600	7,472,640

Watsco, Inc.	10,000	362,500

		7,835,140

Chemicals — 0.15%

Cytec Industries, Inc.[1]	9,400	576,596

Spartech Corp.	34,900	476,734

		1,053,330

Commercial services & supplies — 0.28%

Angelica Corp.	5,800	100,514

Coinstar, Inc.1,*	15,400	402,402

Dice Holdings, Inc.*	2,000	19,760

Dollar Financial Corp.1,*	18,300	546,804

Factset Research Systems, Inc.[1]	2,200	137,896

FTD Group, Inc.	12,000	160,800

LECG Corp.*	12,400	196,664

PeopleSupport, Inc.1,*	20,400	286,620

Valassis Communications, Inc.*	11,500	141,795

		1,993,255

Communications equipment — 0.11%

F5 Networks, Inc.*	8,200	216,644

Harris Corp.	5,700	357,789

OpNext, Inc.*	11,100	89,910

Powerwave Technologies, Inc.1,*	34,400	142,416

		806,759

Computers & peripherals — 1.18%

Dell, Inc.1,*	172,200	4,225,788

Lexmark International, Inc., Class A1,*	44,100	1,538,208

Network Appliance, Inc.*	99,000	2,446,290

Stratasys, Inc.*	10,800	269,892

		8,480,178

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Construction & engineering — 0.03%

Sterling Construction Co., Inc.*	8,645	207,653

Distributors — 0.05%

Beacon Roofing Supply, Inc.1,*	38,200	351,822

Diversified financials — 5.90%

Apollo Investment Corp.[1]	18,300	324,093

Asset Acceptance Capital Corp.[1]	16,000	180,800

Citigroup, Inc.[1]	368,386	12,267,254

Discover Financial Services	183,725	3,191,303

Federal Home Loan Mortgage Corp.	164,600	5,772,522

J.P. Morgan Chase & Co.	149,200	6,806,504

Lazard Ltd., Class A1	7,900	384,414

Morgan Stanley	223,250	11,769,740

National Financial Partners Corp.[1]	7,900	358,660

optionsXpress Holdings, Inc.	6,700	203,747

PennantPark Investment Corp.	37,800	434,322

Walter Industries, Inc.	14,964	519,101

		42,212,460

Diversified telecommunication services — 2.10%

AT&T, Inc.	168,800	6,449,848

NeuStar, Inc., Class A1,*	14,100	447,957

Sprint Nextel Corp.	522,494	8,109,107

		15,006,912

Electric utilities — 3.12%

American Electric Power Co., Inc.	93,600	4,461,912

Exelon Corp.	189,900	15,395,193

Northeast Utilities	11,100	350,538

Pepco Holdings, Inc.	74,700	2,099,070

		22,306,713

Electrical equipment — 0.08%

Airvana, Inc.1,*	17,700	111,864

General Cable Corp.*	5,800	431,404

		543,268

Electronic equipment & instruments — 0.11%

Newport Corp.1,*	24,200	320,892

Regal-Beloit Corp.	10,000	470,800

		791,692

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Energy equipment & services — 1.56%

ENSCO International, Inc.	61,400	3,306,390

Halliburton Co.	197,900	7,245,119

Oil States International, Inc.*	9,000	285,390

TETRA Technologies, Inc.*	20,600	325,686

		11,162,585

Food & drug retailing — 0.81%

PetMed Express, Inc.1,*	11,700	149,058

Sysco Corp.	174,100	5,659,991

		5,809,049

Food products — 0.01%

Maui Land & Pineapple Co., Inc.*	2,977	83,803

Gas utilities — 1.06%

NiSource, Inc.[1]	111,500	2,063,865

Sempra Energy[1]	88,800	5,560,656

		7,624,521

Health care equipment & supplies — 1.40%

Advanced Medical Optics, Inc.1,*	16,700	421,174

Align Technology, Inc.*	17,900	302,331

CONMED Corp.*	9,900	246,312

ICU Medical, Inc.1,*	9,678	359,247

Medical Action Industries, Inc.*	8,600	172,086

Medtronic, Inc.	128,300	6,524,055

Mentor Corp.[1]	3,400	127,806

Millipore Corp.*	19,000	1,555,720

Palomar Medical Technologies, Inc.1,*	8,847	155,177

Syneron Medical Ltd.*	12,400	181,908

		10,045,816

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Health care providers & services — 0.86%

DaVita, Inc.*	6,800	421,328

LifePoint Hospitals, Inc.*	8,500	268,940

Pharmaceutical Product Development, Inc. (PPD)[1]	45,200	1,913,768

UnitedHealth Group, Inc.	64,800	3,564,000

		6,168,036

Hotels, restaurants & leisure — 1.03%

Carnival Corp.	153,100	6,907,872

Royal Caribbean Cruises Ltd.	1,500	60,364

Vail Resorts, Inc.1,*	7,000	388,570

		7,356,806

Household durables — 0.63%

Fortune Brands, Inc.	52,600	4,031,790

Interface, Inc., Class A	20,500	357,520

Syntax-Brillian Corp.1,*	43,900	127,749

		4,517,059

Household products — 0.04%

Prestige Brands Holdings, Inc.*	35,700	299,523

Industrial conglomerates — 2.13%

General Electric Co.	398,000	15,239,420

Insurance — 1.76%

AFLAC, Inc.	110,500	6,921,720

CastlePoint Holdings Ltd.	28,900	339,864

Hartford Financial Services Group, Inc.	50,600	4,823,192

Tower Group, Inc.	15,200	492,784

		12,577,560

Internet & catalog retail — 0.04%

NutriSystem, Inc.1,*	12,100	304,315

Internet software & services — 0.26%

Art Technology Group, Inc.*	94,000	392,920

Limelight Networks, Inc.1,*	5,300	42,135

Openwave Systems, Inc.[1]	16,700	45,925

RightNow Technologies, Inc.1,*	19,600	355,740

Sourcefire, Inc.*	600	4,866

TheStreet.com, Inc.	23,100	284,130

Tumbleweed Communications Corp.*	64,000	83,840

ValueClick, Inc.1,*	14,200	335,688

Websense, Inc.*	21,000	343,140

		1,888,384

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

IT consulting & services — 0.11%

CACI International, Inc., Class A1,*	8,900	403,971

SRA International, Inc., Class A*	13,400	366,356

		770,327

Machinery — 2.28%

Chart Industries, Inc.*	14,800	411,440

Graco, Inc.[1]	8,700	323,988

Illinois Tool Works, Inc.	175,300	9,729,150

Insteel Industries, Inc.[1]	15,300	173,961

Kaydon Corp.	3,800	192,318

Nordson Corp.	9,600	506,880

PACCAR, Inc.[1]	98,400	4,980,024

		16,317,761

Media — 3.62%

BigBand Networks, Inc.1,*	6,200	37,138

Cinemark Holdings, Inc.[1]	10,000	166,900

Comcast Corp., Class A*	208,000	4,272,320

Interpublic Group of Cos., Inc.1,*	237,400	2,252,926

News Corp., Class A	214,700	4,523,729

Omnicom Group, Inc.	105,800	5,157,750

R.H. Donnelley Corp.1,*	70,485	3,130,944

The McGraw-Hill Cos., Inc.	46,200	2,267,496

Viacom Inc., Class B*	97,200	4,084,344

		25,893,547

Metals & mining — 0.99%

Foundation Coal Holdings, Inc.	8,800	399,872

Haynes International, Inc.*	3,900	329,589

Patriot Coal Corp.*	6,430	217,398

Peabody Energy Corp.	110,400	6,142,656

		7,089,515

Multi-line retail — 1.24%

Costco Wholesale Corp.[1]	67,700	4,562,980

Target Corp.	71,800	4,312,308

		8,875,288

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Oil & gas — 2.38%

Chevron Corp.	37,900	3,326,483

EOG Resources, Inc.[1]	56,300	4,660,514

Equitable Resources, Inc.	9,600	507,456

Exxon Mobil Corp.	50,300	4,484,748

Transocean, Inc.*	29,731	4,081,803

		17,061,004

Pharmaceuticals — 7.52%

Allergan, Inc.	157,200	10,538,688

Bristol-Myers Squibb Co.	130,300	3,860,789

Cephalon, Inc.*	26,800	2,007,856

Johnson & Johnson	126,364	8,559,897

Medco Health Solutions, Inc.*	54,100	5,409,459

Merck & Co., Inc.	165,400	9,818,144

Schering-Plough Corp.	92,600	2,898,380

Valeant Pharmaceuticals International*	30,800	355,740

Wyeth	211,300	10,374,830

		53,823,783

Real estate — 0.19%

Anworth Mortgage Asset Corp.	28,649	193,243

Capstead Mortgage Corp.	16,800	204,960

FelCor Lodging Trust, Inc.	29,700	520,047

MFA Mortgage Investments, Inc.[1]	54,100	474,998

		1,393,248

Road & rail — 1.40%

Burlington Northern Santa Fe Corp.[1]	110,100	9,195,552

Kansas City Southern*	15,600	537,108

Pacer International, Inc.	20,392	280,594

		10,013,254

Semiconductor equipment & products — 3.98%

Analog Devices, Inc.	226,300	6,965,514

AuthenTec, Inc.1,*	8,800	150,480

Intel Corp.[1]	524,600	13,681,568

Linear Technology Corp.[1]	103,000	3,137,380

ON Semiconductor Corp.1,*	37,420	343,890

SiRF Technology Holdings, Inc.1,*	10,500	252,945

Xilinx, Inc.	179,800	3,937,620

		28,469,397

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

Common stocks — (concluded)

Security description	Shares	Value ($)

Software — 3.53%

Innerworkings, Inc.*	15,400	244,090

Intuit, Inc.*	110,100	3,228,132

Microsoft Corp.	351,400	11,807,040

Nuance Communications, Inc.1,*	11,700	236,106

Quest Software, Inc.*	9,900	160,083

Red Hat, Inc.*	66,800	1,337,336

Secure Computing Corp.1,*	18,700	169,609

Smith Micro Software, Inc.1,*	20,600	165,006

Symantec Corp.*	433,373	7,714,039

VASCO Data Security International, Inc.*	9,200	206,448

		25,267,889

Specialty retail — 0.54%

AnnTaylor Stores Corp.*	6,800	207,060

Casual Male Retail Group, Inc.1,*	44,500	275,900

Chico’s FAS, Inc.*	137,100	1,550,601

Conn’s, Inc.1,*	13,900	251,590

Hibbett Sports, Inc.*	8,700	186,354

Interline Brands, Inc.1,*	22,000	526,460

Movado Group, Inc.	7,456	206,531

Regis Corp.	12,600	370,314

Susser Holdings Corp.*	12,400	292,392

		3,867,202

Textiles & apparel — 0.49%

Coach, Inc.*	76,000	2,822,640

Steven Madden Ltd.1,*	16,800	381,864

True Religion Apparel, Inc.1,*	15,900	276,978

		3,481,482

Venture capital — 0.16%

The Blackstone Group LP1	51,041	1,122,902

Total common stocks (cost—$426,596,726)		473,818,436

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

US government obligations — 4.27%

US Treasury Bonds,
4.750%, due 02/15/37[1]	3,005,000	3,172,857

6.250%, due 08/15/23	7,445,000	8,992,161

6.250%, due 05/15/30	135,000	169,910

8.125%, due 08/15/19	90,000	122,203

US Treasury Notes,
3.625%, due 10/31/09	420,000	424,364

4.625%, due 11/15/16[1]	7,145,000	7,504,479

4.875%, due 06/30/09	425,000	436,588

4.875%, due 06/30/12	9,205,000	9,767,370

Total US government obligations (cost—$29,429,313)		30,589,932

Mortgage & agency debt securities — 13.38%

Adjustable Rate Mortgage Trust, Series 2006-1, Class 5A1,
6.087%, due 03/25/36[2]	2,205,145	2,200,819

Banc of America Funding Corp.,
Series 2006-H, Class B1, 6.102%, due 09/20/46[2]	2,391,620	2,315,673

Series 2007-C, Class XB1, 5.729%, due 05/20/36[2]	2,397,768	2,258,024

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1, 5.353%, due 03/25/35[2]	1,008,205	997,178

Series 2007-3, Class 2A1, 5.643%, due 05/25/47	2,756,425	2,735,961

Bear Stearns Alternative-A Trust, Series 2006-4, Class 3B2,
6.292%, due 07/25/36[2]	996,268	668,815

Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	834,526	853,574

Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 10A3, 6.000%, due 11/25/35	1,891,375	1,905,181

Series 2005-11, Class 1A1, 6.500%, due 12/25/35	1,611,559	1,646,309

Federal Home Loan Mortgage Corporation Certificates,
4.500%, due 12/01/34	2,199,211	2,093,035

4.625%, due 02/21/08	2,960,000	2,961,320

4.750%, due 03/05/12	665,000	685,435

5.250%, due 10/10/12	1,765,000	1,782,975

5.500%, due 01/01/18	29,250	29,677

5.500%, due 04/01/18	25,040	25,402

5.500%, due 03/01/37	2,037,461	2,037,680

5.500%, due 04/01/37	1,446,462	1,446,617

5.500%, due 05/01/37	3,221,582	3,221,929

5.600%, due 10/17/13	6,080,000	6,151,805

5.750%, due 06/27/16	1,750,000	1,877,528

6.000%, due 03/01/32	5,622	5,761

6.500%, due 08/01/28	1,264,740	1,312,095

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (continued)

6.500%, due 02/01/29	20,982	21,815

6.500%, due 04/01/29	17,349	17,977

Federal Home Loan Mortgage Corporation Certificates ARM,
5.197%, due 05/01/37	2,283,004	2,278,281

5.377%, due 03/01/37	2,241,008	2,250,832

Federal National Mortgage Association Certificates,
5.000%, due 10/15/10	1,760,000	1,772,802

5.000%, due 02/01/19	3,180,994	3,190,179

5.250%, due 08/01/12	2,140,000	2,238,350

5.500%, due 01/23/12	930,000	932,107

5.500%, due 07/01/33	1,737,383	1,744,682

5.500%, due 01/01/34	2,241,636	2,251,053

6.000%, due 03/01/29	12,701	13,003

6.000%, due 06/01/33	11,687	11,958

6.070%, due 05/12/16	1,945,000	1,960,850

6.500%, due 03/01/17	53,774	55,570

6.500%, due 01/01/36	4,667,790	4,843,568

7.000%, due 08/01/32	1,083,733	1,137,966

7.500%, due 05/01/31	7,651	8,258

7.500%, due 02/01/33	16,678	17,826

FHLMC REMIC,
Series 2430, Class UC, 6.000%, due 09/15/16	714,697	725,947

Series T-42, Class A5, 7.500%, due 02/25/42	1,957,706	2,078,172

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1, 5.059%, due 02/25/35[2]	185,225	180,565

Series 2007-AR2, Class 1A1, 5.860%, due 06/25/37[2]	1,894,469	1,901,573

FNMA REMIC, Series 2004-W1, Class 3A,
6.421%, due 01/25/43[2]	2,949,201	2,968,705

Government National Mortgage Association Certificates,
6.500%, due 10/15/24	1,775,017	1,845,221

6.500%, due 10/15/28	12,446	12,962

6.500%, due 04/15/31	792,563	825,081

7.000%, due 04/15/26	7,261	7,708

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	5,387	5,528

6.000%, due 02/20/29	11,882	12,190

6.000%, due 02/20/34	2,664,733	2,729,539

JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19,
6.500%, due 03/25/36	2,235,991	2,182,545

Lehman XS Trust, Series 2005-8, Class 2A3,
6.000%, due 12/25/35[3]	3,250,000	3,070,247

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A,
5.798%, due 05/25/36[2]	1,095,398	1,091,258

Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.000%, due 05/25/36	3,000,000	2,938,648

Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 6.063%, due 11/25/42[2]	1,074,732	1,080,132

Series 2007-HY1, Class 1A1, 5.715%, due 02/25/37[2]	1,215,378	1,222,222

Series 2007-HY7, Class 3A1, 5.917%, due 07/25/37[2]	2,528,045	2,513,469

Series 2007-HY7, Class LB1, 5.865%, due 07/25/37[2]	1,174,318	1,165,877

Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1, 6.000%, due 08/25/37[4]	2,395,363	2,090,325

Series 2007-AR4, Class A1, 6.012%, due 08/25/37[2]	1,178,315	1,177,517

Total mortgage & agency debt securities (cost—$96,311,901)		95,785,301

Commercial mortgage-backed securities — 3.55%

American Home Mortgage Investment Trust,
4.979%, due 11/25/35[2]	296,608	220,729

Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B, 5.776%, due 05/10/45[2]	250,000	234,092

Series 2007-3, Class C, 5.659%, due 06/10/49[2]	325,000	296,521

Series 2007-4, Class A4, 5.745%, due 02/10/51[2]	975,000	991,075

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class B, 5.333%, due 12/11/38[5]	375,000	335,967

Series 2007-PW16, Class C, 5.903%, due 06/11/40[2,5]	200,000	184,508

Series 2007-PW17, Class C, 5.941%, due 06/11/50[2]	375,000	349,958

Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4, 5.431%, due 10/15/49	1,050,000	1,047,542

Series 2007-C6, Class A4, 5.889%, due 12/10/49[2]	1,600,000	1,630,010

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class B,
5.447%, due 12/11/49[2]	325,000	294,660

Credit Suisse Mortgage Capital Certificates,
Series 2006-C3, Class B, 6.021%, due 06/15/38[2]	275,000	257,807

Series 2007-C4, Class C, 5.811%, due 09/15/39[2,5]	225,000	208,193

GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4,
5.339%, due 03/10/44[2]	1,350,000	1,352,929

Greenwich Capital Commercial Funding Corp., Series 2006-RR1, Class A1,
5.779%, due 03/18/49[2,5]	3,500,000	3,048,281

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A, 5.454%, due 03/21/46[2,5]	3,494,241	3,162,812

Series 2006-RR2, Class A1, 5.686%, due 06/23/46[2,5]	3,125,000	2,758,406

Series 2007-GG10, Class C, 5.799%, due 08/10/45[2]	275,000	253,578

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP5, Class A4, 5.345%, due 12/15/44[2]	4,700,000	4,667,769

Series 2006-LDP8, Class A4, 5.399%, due 05/15/45	1,350,000	1,344,596

Series 2006-LDP8, Class B, 5.520%, due 05/15/45[2]	275,000	248,747

Series 2007-LDPX, Class B, 5.582%, due 05/15/49[2,5]	175,000	154,771

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B, 5.525%, due 07/12/46[2]	275,000	245,872

Series 2007-8, Class C, 5.957%, due 08/12/49[2]	300,000	280,260

Merrill Lynch Mortgage Trust, Series 2007-C1, Class B,
5.829%, due 06/12/50[2]	325,000	301,185

Morgan Stanley Capital I,
Series 2007-IQ13, Class B, 5.517%, due 03/15/44[2,5]	375,000	337,754

Series 2007-IQ15, Class B, 5.882%, due 06/11/49[2,5]	325,000	302,252

Series 2007-IQ16, Class A4, 5.809%, due 12/12/49	915,000	922,000

Total commercial mortgage-backed securities (cost—$26,319,426)		25,432,274

Asset-backed securities — 1.25%

Capital One Auto Finance Trust, Series 2005-D, Class A4,
4.726%, due 10/15/12[2]	400,000	393,740

Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8, 4.858%, due 11/07/11[2]	400,000	399,357

Series 2003-A9, Class A9, 5.029%, due 11/22/10[2]	400,000	399,387

Conseco Finance Securitizations Corp., Series 2000-5, Class A5,
7.700%, due 02/01/32	432,792	432,919

Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1,
5.129%, due 06/25/33[2,5]	8,379	8,186

Daimler Chrysler Auto Trust, Series 2007-A, Class A2B,
5.266%, due 03/08/11[2]	970,000	969,088

Fieldstone Mortgage Investment Corp., Series 2006-S1, Class A,
5.009%, due 01/25/37[2,5]	562,106	365,369

First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FFB, Class A2,
4.919%, due 12/25/26[2]	252,762	178,228

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities — (concluded)

GSAMP Trust,
Series 2006-S3, Class A2, 5.769%, due 05/25/36[3]	175,000	52,940

Series 2006-S5, Class A2, 5.658%, due 12/12/36[3,6]	300,000	90,000

Home Equity Mortgage Trust,
Series 2006-3, Class A1, 5.594%, due 09/25/36[2,3]	228,160	131,940

Series 2006-4, Class A1, 5.671%, due 11/25/36[3]	216,043	123,265

Series 2006-4, Class A2, 5.730%, due 11/25/36[3]	2,000,000	436,507

Series 2006-5, Class A1, 5.500%, due 01/25/37[3]	525,785	332,835

Series 2006-6, Class 2A1, 4.969%, due 03/25/37[2]	210,414	132,049

Long Beach Mortgage Loan Trust, Series 2006-A, Class A2,
5.548%, due 05/25/36[3]	250,000	69,867

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1,
5.889%, due 09/25/27[2]	227,618	227,349

Merrill Lynch Mortgage Investors Trust, Series 2006-SL1, Class A,
4.969%, due 09/25/36[2]	157,139	152,737

Morgan Stanley Mortgage Loan Trust, Series 2006-14SL, Class A1,
4.949%, due 11/25/36[2]	423,351	296,334

Nomura Asset Acceptance Corp., Series 2006-S4, Class A1,
4.959%, due 08/25/36[2]	426,636	341,308

Providian Master Note Trust, Series 2005-A1A, Class A,
4.710%, due 07/16/12[2,5]	2,075,000	2,073,379

Rutland Rated Investments, CDO, Series DRYD-1A, Class A6F,
6.957%, due 06/20/13[5]	645,000	525,675

SACO I Trust, Series 2006-5, Class 2A1,
4.939%, due 05/25/36[2]	579,980	326,649

Washington Mutual Master Note Trust, Series 2007-A5A, Class A5,
5.428%, due 10/15/14[2,5]	450,000	455,766

Total asset-backed securities (cost—$12,008,729)		8,914,874

Corporate bonds — 8.08%

Aerospace & defense — 0.07%

Esterline Technologies Corp.
6.625%, due 03/01/17	155,000	153,063

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[5]	250,000	246,875

Sequa Corp.
9.000%, due 08/01/09	125,000	133,750

		533,688

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Agriculture — 0.02%

American Rock Salt Co. LLC
9.500%, due 03/15/14	150,000	153,000

Automobile OEM — 0.80%

Ford Capital BV
9.500%, due 06/01/10	100,000	94,250

Ford Motor Credit Co.
5.800%, due 01/12/09	3,425,000	3,258,983

7.375%, due 10/28/09	750,000	710,099

General Motors
7.200%, due 01/15/11	300,000	279,000

General Motors Acceptance Corp.
6.875%, due 09/15/11	1,055,000	921,756

7.250%, due 03/02/11	500,000	442,847

		5,706,935

Automotive parts — 0.04%

Arvinmeritor
8.125%, due 09/15/15	175,000	153,125

Stanadyne Corp.
10.000%, due 08/15/14	125,000	121,875

		275,000

Banking-non-US — 0.14%

Abbey National PLC
7.950%, due 10/26/29	275,000	326,997

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[2,7]	300,000	304,588

9.118%, due 03/31/10[7]	350,000	377,848

		1,009,433

Banking-US — 1.07%

Bank of America Corp.
5.420%, due 03/15/17	1,000,000	971,501

Citigroup, Inc.
5.625%, due 08/27/12	600,000	609,121

5.875%, due 05/29/37	110,000	102,383

6.125%, due 11/21/17	625,000	643,156

HSBC Bank USA
5.625%, due 08/15/35	580,000	491,643

J.P. Morgan Chase & Co.
6.750%, due 02/01/11	1,000,000	1,048,883

Wachovia Bank N.A.
7.800%, due 08/18/10	775,000	837,271

Wachovia Corp.
5.300%, due 10/15/11	525,000	527,153

Washington Mutual Bank NV
5.369%, due 05/20/13[2]	300,000	250,121

Washington Mutual, Inc.
5.500%, due 01/15/13	1,035,000	884,201

Washington Mutual Preferred
9.750%, due 12/15/17[2,5,7]	200,000	160,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Banking-US — (concluded)

Wells Fargo Bank N.A.
5.950%, due 08/26/36	655,000	648,276

6.450%, due 02/01/11	425,000	449,770

		7,623,479

Broadcast — 0.11%

CMP Susquehanna
9.875%, due 05/15/14	125,000	105,000

Nexstar Finance Holdings LLC, Inc.
11.375%, due 04/01/13[3]	325,000	321,750

Nexstar Finance, Inc.
7.000%, due 01/15/14	100,000	92,750

Univision Communications, Inc.
7.850%, due 07/15/11	75,000	74,812

9.750%, due 03/15/15[5]	200,000	186,000

		780,312

Brokerage — 0.46%

Bear Stearns Co., Inc.
5.350%, due 02/01/12	240,000	234,482

5.550%, due 01/22/17	205,000	186,181

Lehman Brothers Holdings
5.478%, due 01/12/12[2]	245,000	235,263

5.500%, due 04/04/16	160,000	153,537

5.750%, due 01/03/17	435,000	415,911

6.500%, due 07/19/17	125,000	125,917

7.000%, due 09/27/27	75,000	75,906

Merrill Lynch & Co.
5.700%, due 05/02/17	145,000	137,956

6.050%, due 08/15/12	295,000	299,583

Morgan Stanley
6.750%, due 04/15/11	1,325,000	1,391,593

		3,256,329

Building materials — 0.14%

Ahern Rentals, Inc.
9.250%, due 08/15/13	225,000	192,375

Ainsworth Lumber Co. Ltd.
7.250%, due 10/01/12	50,000	29,500

CRH America, Inc.
6.000%, due 09/30/16	260,000	257,001

Interface, Inc.
10.375%, due 02/01/10	100,000	104,750

US Concrete, Inc.
8.375%, due 04/01/14	450,000	402,750

		986,376

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Business services — 0.02%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	125,000	124,375

Sensata Technologies BV
8.000%, due 05/01/14	50,000	46,500

		170,875

Cable — 0.20%

Comcast Cable Communications, Inc.
6.750%, due 01/30/11	800,000	837,570

Comcast Corp.
6.300%, due 11/15/17	165,000	171,060

Insight Communications, Inc.
12.250%, due 02/15/11[3]	150,000	156,188

Mediacom Broadband LLC
9.500%, due 01/15/13	150,000	139,500

Quebecor Media
7.750%, due 03/15/16	100,000	93,250

		1,397,568

Chemicals — 0.15%

Hercules, Inc.
6.500%, due 06/30/29	100,000	82,000

ICI Wilmington, Inc.
4.375%, due 12/01/08	450,000	448,657

Ineos Group Holdings PLC
8.500%, due 02/15/16[5]	150,000	135,000

Lyondell Chemical Co.
6.875%, due 06/15/17	110,000	124,850

Momentive Performance
9.750%, due 12/01/14[5]	50,000	46,375

10.125%, due 12/01/14[5]	100,000	91,750

Montell Finance Co. BV
8.100%, due 03/15/27[5]	75,000	58,500

Terra Capital, Inc.
7.000%, due 02/01/17	75,000	74,062

		1,061,194

Commercial services & supplies — 0.13%

United Rentals N.A., Inc.
6.500%, due 02/15/12	590,000	561,975

7.750%, due 11/15/13	100,000	91,500

Xerox Capital Trust I
8.000%, due 02/01/27	300,000	299,716

		953,191

Consumer products — 0.10%

Fortune Brands, Inc.
5.375%, due 01/15/16	600,000	569,873

Prestige Brands, Inc.
9.250%, due 04/15/12	150,000	148,500

		718,373

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Containers & packaging — 0.10%

Jefferson Smurfit Corp.
8.250%, due 10/01/12	125,000	123,750

Owens-Illinois, Inc.
7.500%, due 05/15/10	150,000	150,750

Stone Container Finance
7.375%, due 07/15/14	500,000	465,000

		739,500

Diversified manufacturing — 0.08%

General Electric Co.
5.250%, due 12/06/17	175,000	173,389

Harland Clarke Holdings
9.618%, due 05/15/15[2]	500,000	420,000

		593,389

Electric utilities — 0.60%

AES Corp.
8.000%, due 10/15/17[5]	125,000	124,375

Comstock Resources, Inc.
6.875%, due 03/01/12	125,000	118,125

Dominion Resources, Inc.
5.950%, due 06/15/35	280,000	260,104

DTE Energy Co.
6.350%, due 06/01/16	250,000	261,362

Dynegy Holdings, Inc.
8.375%, due 05/01/16	125,000	120,156

Exelon Generation Co. LLC
5.350%, due 01/15/14	395,000	387,565

Florida Power Corp.
6.350%, due 09/15/37	55,000	58,785

MidAmerican Energy Holdings
5.950%, due 05/15/37	210,000	204,087

Mirant Americas Generation LLC
8.300%, due 05/01/11	300,000	299,250

9.125%, due 05/01/31	175,000	166,250

Mirant N.A. LLC
7.375%, due 12/31/13	100,000	100,250

NRG Energy, Inc.
7.375%, due 02/01/16	150,000	147,000

7.375%, due 01/15/17	125,000	122,188

Pacific Gas & Electric Co.
6.050%, due 03/01/34	270,000	267,238

PSEG Power
6.950%, due 06/01/12	670,000	713,234

Reliant Energy, Inc.
6.750%, due 12/15/14	550,000	548,625

Texas Competitive Electric Holdings LLC
10.250%, due 11/01/15[5]	400,000	382,500

		4,281,094

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Electronics — 0.07%

NXP BV/NXP Funding LLC
7.875%, due 10/15/14	50,000	48,000

9.500%, due 10/15/15	50,000	45,500

Sanmina-SCI Corp.
8.125%, due 03/01/16[1]	150,000	132,750

8.444%, due 06/15/14[2,5]	295,000	286,150

		512,400

Energy — 0.13%

Anadarko Petroleum Corp.
5.950%, due 09/15/16	100,000	101,905

Devon Financing Corp., U.L.C.
6.875%, due 09/30/11	350,000	376,642

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	100,000	101,000

Key Energy Services, Inc.
8.375%, due 12/01/14[5]	70,000	70,175

Transocean, Inc.
7.500%, due 04/15/31	85,000	100,181

Whiting Petroleum Corp.
7.250%, due 05/01/12	200,000	196,000

		945,903

Energy-integrated — 0.06%

PPL Energy Supply LLC
6.000%, due 12/15/36	185,000	172,805

Series A
6.400%, due 11/01/11	250,000	263,033

		435,838

Energy-refining & marketing — 0.04%

Petroplus Finance Ltd.
7.000%, due 05/01/17[5]	100,000	92,000

Valero Energy Corp.
7.500%, due 04/15/32	140,000	158,671

		250,671

Finance-noncaptive consumer — 0.74%

American General Finance
4.875%, due 07/15/12	360,000	352,479

Capital One Financial
5.500%, due 06/01/15	595,000	544,293

Countrywide Financial Corp.
4.979%, due 04/30/08[2]	25,000	22,612

5.128%, due 05/05/08[2]	25,000	22,213

5.200%, due 02/27/08[2]	450,000	417,284

5.768%, due 12/19/07[2]	100,000	98,835

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Finance-noncaptive consumer — (concluded)

Countrywide Home Loan
3.250%, due 05/21/08[1]	525,000	467,501

4.250%, due 12/19/07[1]	580,000	574,243

HSBC Finance Corp.
6.750%, due 05/15/11	700,000	731,545

Residential Capital LLC
6.125%, due 11/21/08	765,000	596,700

6.224%, due 06/09/08[1,2]	945,000	793,800

6.375%, due 06/30/10	980,000	663,950

		5,285,455

Finance-noncaptive diversified — 0.12%

International Lease Finance Corp.
3.500%, due 04/01/09	850,000	833,841

Food — 0.05%

Ameriqual Group LLC
9.000%, due 04/01/12[5]	200,000	156,000

Conagra Foods, Inc.
6.750%, due 09/15/11	1,000	1,061

Dole Foods Co.
8.875%, due 03/15/11	175,000	163,188

		320,249

Food processors/beverage/bottling — 0.04%

Coors Brewing Co.
6.375%, due 05/15/12	1,000	1,068

SABMiller PLC
6.500%, due 07/01/16[5]	300,000	314,630

		315,698

Gaming — 0.25%

Caesars Entertainment
7.875%, due 03/15/10	300,000	306,000

Circus & Eldorado
10.125%, due 03/01/12	100,000	103,500

Great Canadian Gaming Co.
7.250%, due 02/15/15[5]	25,000	24,500

Harrah’s Operating Co., Inc.
5.500%, due 07/01/10	400,000	379,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	225,000	220,500

Pokagon Gaming Authority
10.375%, due 06/15/14[5]	100,000	107,000

River Rock Entertainment
9.750%, due 11/01/11	150,000	154,500

San Pasqual Casino
8.000%, due 09/15/13[5]	150,000	147,750

Tropicana Entertainment LLC
9.625%, due 12/15/14	250,000	173,750

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)

Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	200,000	200,000

		1,816,500

Health care — 0.11%

Bausch & Lomb, Inc.
9.875%, due 11/01/15[5]	25,000	25,312

Community Health Systems
8.875%, due 07/15/15	500,000	505,000

HCA, Inc.
9.125%, due 11/15/14	50,000	51,125

9.250%, due 11/15/16	50,000	51,750

Psychiatric Solutions
7.750%, due 07/15/15	100,000	97,500

Universal Hospital Services
8.500%, due 06/01/15[5]	20,000	20,000

8.759%, due 06/01/15[2,5]	20,000	19,700

		770,387

Industrial-other — 0.05%

Aramark Services, Inc.
8.411%, due 02/01/15[2]	250,000	242,500

Tube City IMS Corp.
9.750%, due 02/01/15	100,000	95,000

		337,500

Machinery-agriculture & construction — 0.04%

Clondalkin Acquisition
7.694%, due 12/15/13[2,5]	330,000	311,850

Media — 0.11%

Affinion Group, Inc.
10.125%, due 10/15/13	100,000	100,250

Baker & Taylor, Inc.
11.500%, due 07/01/13[5]	75,000	75,000

LIN Television Corp.
6.500%, due 05/15/13	525,000	496,125

Sinclair Broadcast Group
8.000%, due 03/15/12	132,000	134,640

		806,015

Metals & mining — 0.03%

Century Aluminum Co.
7.500%, due 08/15/14	100,000	98,125

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Metals & mining — (concluded)

Neenah Corp.
9.500%, due 01/01/17	125,000	108,750

		206,875

Oil & gas — 0.19%

Inergy LP/Inergy Finance
8.250%, due 03/01/16	175,000	180,688

Kinder Morgan Energy Partners
5.125%, due 11/15/14	510,000	494,131

5.800%, due 03/15/35	650,000	591,384

7.400%, due 03/15/31	115,000	125,702

		1,391,905

Paper & forest products — 0.33%

Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	260,000	255,450

8.550%, due 08/01/10	150,000	130,500

Boise Cascade LLC
7.125%, due 10/15/14	315,000	304,762

Bowater Canada Finance
7.950%, due 11/15/11	200,000	156,500

Bowater, Inc.
9.000%, due 08/01/09	250,000	239,375

Buckeye Technologies, Inc.
8.000%, due 10/15/10	130,000	129,675

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	175,000	168,000

Millar Western Forest
7.750%, due 11/15/13	150,000	111,375

P.H. Glatfelter
7.125%, due 05/01/16	75,000	73,500

Verso Paper Holdings LLC
9.125%, due 08/01/14	200,000	198,750

Weyerhaeuser Co.
6.750%, due 03/15/12	565,000	595,739

		2,363,626

Pharmaceuticals — 0.33%

Abbott Laboratories
5.600%, due 11/30/17	780,000	796,679

6.150%, due 11/30/37	145,000	150,262

Allergan, Inc.
5.750%, due 04/01/16	770,000	794,577

AstraZeneca PLC
6.450%, due 09/15/37	150,000	162,425

Bristol-Myers Squibb
5.875%, due 11/15/36	265,000	262,984

Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	205,000	206,346

		2,373,273

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Publishing — 0.19%

Cenveo Corp.
7.875%, due 12/01/13	125,000	111,250

Deluxe Corp.
5.000%, due 12/15/12	300,000	276,000

Quebecor World Capital Corp.
4.875%, due 11/15/08	450,000	424,125

8.750%, due 03/15/16[5]	200,000	150,500

R.H. Donnelley Corp.
8.875%, due 01/15/16	175,000	165,375

Sheridan Acquisition Corp.
10.250%, due 08/15/11	200,000	200,000

		1,327,250

Real estate investment trusts — 0.09%

Avalonbay Communities
7.500%, due 08/01/09	325,000	341,032

Prologis
5.625%, due 11/15/15	280,000	275,085

Realogy Corp.
12.375%, due 04/15/15[1,5]	75,000	49,125

		665,242

Restaurants — 0.02%

Restaurant Co.
10.000%, due 10/01/13	150,000	114,750

Retail — 0.15%

Brookstone Co., Inc.
12.000%, due 10/15/12	50,000	47,500

CVS Caremark Corp.
5.750%, due 06/01/17	410,000	412,378

GSC Holdings Corp.
8.000%, due 10/01/12	225,000	234,000

Ingles Markets, Inc.
8.875%, due 12/01/11	200,000	202,000

Pantry, Inc.
7.750%, due 02/15/14	175,000	161,875

		1,057,753

Road & rail — 0.04%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	275,000	301,118

Services — 0.02%

Carriage Services, Inc.
7.875%, due 01/15/15	150,000	147,375

Specialty purpose entity — 0.03%

AAC Group Holding Corp.
10.250%, due 10/01/12[3]	150,000	129,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Specialty purpose entity — (concluded)

Riddell Bell Holdings, Inc.
8.375%, due 10/01/12	125,000	115,000

		244,000

Technology-hardware — 0.03%

Freescale Semiconductor
8.875%, due 12/15/14	175,000	159,906

10.125%, due 12/15/16[1]	50,000	42,875

		202,781

Technology-software — 0.06%

Computer Sciences Corp.
3.500%, due 04/15/08	350,000	346,945

Unisys Corp.
8.000%, due 10/15/12	125,000	112,188

		459,133

Telecommunications — 0.29%

Bellsouth Corp.
6.550%, due 06/15/34	325,000	339,359

Citizens Communications
9.000%, due 08/15/31	200,000	201,500

Dycom Industries, Inc.
8.125%, due 10/15/15	100,000	99,750

Echostar DBS Corp.
6.625%, due 10/01/14	250,000	253,125

Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	200,000	201,500

Qwest Communications International
7.250%, due 02/15/11	150,000	148,500

Telecom Italia Capital
5.250%, due 11/15/13	850,000	838,558

		2,082,292

Tobacco — 0.02%

Reynolds American, Inc.
7.250%, due 06/01/13	150,000	161,593

Transportation services — 0.04%

ERAC USA Finance Co.
7.000%, due 10/15/37[5]	205,000	194,064

8.000%, due 01/15/11[5]	100,000	108,947

		303,011

Utilities-other — 0.04%

Duke Capital LLC
5.668%, due 08/15/14	250,000	255,232

Wireless telecommunication services — 0.14%

American Cellular Corp., Series B
10.000%, due 08/01/11	41,000	42,948

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (concluded)

Wireless telecommunication services — (concluded)

AT&T, Inc.
6.500%, due 09/01/37	50,000	52,667

AT&T Wireless Services, Inc.
8.750%, due 03/01/31	175,000	226,204

Sprint Capital Corp.
6.875%, due 11/15/28	440,000	412,997

Wind Acquisition Finance SA
10.750%, due 12/01/15[5]	100,000	108,000

Windstream Corp.
8.625%, due 08/01/16	125,000	129,687

		972,503

Total corporate bonds (cost—$59,556,324)		57,811,755

Repurchase agreement — 3.19%

Repurchase agreement dated 11/30/07 with State Street Bank & Trust Co., 2.850%, due 12/03/07, collateralized by $9,861,041 US Treasury Bonds, 4.750% to 8.125% due 08/15/21 to 02/15/37 and $9,670,026 US Treasury Notes, 4.125% to 5.000% due 12/31/08 to 05/15/15 (value—$23,274,594); proceeds: $22,823,419 (cost—$22,818,000)	22,818,000	22,818,000

	Number of shares

Investments of cash collateral from securities loaned — 4.15%

Money market funds[8] — 4.15%

AIM Prime Portfolio, 4.665%	4,383	4,383

BlackRock Provident Institutional TempFund, 4.898%	11,075,933	11,075,933

DWS Money Market Series, 4.905%	373	373

UBS Private Money Market Fund LLC, 4.814%[9]	18,590,147	18,590,147

Total money market funds and investments of cash collateral from securities loaned (cost—$29,670,836)		29,670,836

Total investments (cost—$702,711,255)[10,11,12] — 104.06%		744,841,408

Liabilities in excess of other assets — (4.06)%		(29,030,049)

Net assets — 100.00%		715,811,359

*	Non-income producing security.

1	Security, or portion thereof, was on loan at November 30, 2007.

2	Floating rate security. The interest rate shown is the current rate as of November 30, 2007.

3	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of November 30, 2007. Maturity date disclosed is the ultimate maturity date.

4	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At November 30, 2007, the value of this security amounted to $2,090,325 or 0.29% of net assets.

5	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the value of these securities amounted to $17,613,397 or 2.46% of net assets.

6	Security is illiquid. At November 30, 2007, the value of this security amounted to $90,000 or 0.01% of net assets.

7	Perpetual bond security. The maturity date reflects the next call date.

8	The rate shown reflects the yield at November 30, 2007.

9	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	08/31/07 ($)	11/30/07 ($)	11/30/07 ($)	11/30/07 ($)	11/30/07 ($)

UBS Private Money Market Fund LLC	50,680,822	314,422,444	346,513,119	18,590,147	40,227

10	Includes $72,152,353 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $29,670,836, the custodian also held the following US government and agency obligations having an aggregate value of $45,450,463.

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

19,681	Federal Home Loan Bank	12/21/07	0.000	19,633,623
2,900	Federal National Mortgage Association	01/15/08	3.250	2,930,037
19,785	US Treasury Inflation Index Notes	07/15/14	2.000	22,886,803

				45,450,463

11	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2007 were $77,392,795 and $35,262,642 respectively, resulting in net unrealized appreciation of investments of $42,130,153.

12	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of November 30, 2007.

CDO	Collateralized Debt Obligations

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GS	Goldman Sachs

GSAMP	Goldman Sachs Asset Mortgage Passthrough

MLCC	Merrill Lynch Credit Corporation

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

Credit default swaps13

			Rate type

Notional			Payments	Payments
amount		Termination	made by the	received by the
(000)		dates	Fund (%)	Fund (%)	Value ($)

USD	450	09/20/08	0.000[14]	6.000	(22,192)

USD	750	09/20/08	0.000[15]	8.000	(113,710)

USD	3,250	12/20/12	3.750	0.000[16]	141,740

USD	5,000	06/20/12	0.000[17]	1.200	(263,303)

USD	10,000	06/20/12	0.000[18]	2.750	(502,070)

					(759,535)

13	Payments received are based on the notional amounts.

14	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Countrywide Home Loans, Inc. bond, 6.000%, due 03/22/11.

15	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Residential Capital LLC bond, 6.500%, due 04/17/13.

16	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the CDX North America High Yield Index.

17	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the Loan CDX North America Index Series 8.

18	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the CDX North America High Yield Index.

USD	US Dollar

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	97.8

Panama	0.9

Cayman Islands	0.6

United Kingdom	0.2

Canada	0.2

Bermuda	0.1

Italy	0.1

Netherlands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2008